SUBSEQUENT EVENTS (Details Textual)	1 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended					12 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2011 CNY	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY	Dec. 31, 2012 USD ($)	Nov. 26, 2012	Mar. 22, 2012	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] April 25 2013 [Member] CNY	Feb. 28, 2011 China Development Bank [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2011 China Development Bank [Member] Subsequent Event [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] February 24, 2012 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] February 24, 2013 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] February 24, 2014 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] June 10, 2013 [Member] USD ($)	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] June 10, 2013 [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member]	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Subsequent Event [Member] CNY	Dec. 31, 2012 Bank Of Beijing [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Bank Of Beijing [Member] Subsequent Event [Member] CNY
Line of Credit Facility, Increase, Additional Borrowings	$ 790,000	5,000,000	$ 1,590,000	10,000,000	$ 11,000,000				10,000,000	$ 1,590,000	10,000,000							$ 1,750,000	11,000,000	$ 1,590,000	10,000,000
Line of Credit Facility, Initiation Date																		Oct. 26, 2012	Oct. 26, 2012
Line of Credit Facility, Expiration Date	Mar. 29, 2012	Mar. 29, 2012			Feb. 24, 2014													Apr. 30, 2013	Apr. 30, 2013	Apr. 25, 2014	Apr. 25, 2014
Line of Credit Facility, Interest Rate Description					RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.												RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	interest rate equals to 1.15 times the People's Bank of China's 1-year benchmark lending rate	interest rate equals to 1.15 times the People's Bank of China's 1-year benchmark lending rate
Repayments of Debt												3,000,000	3,000,000	4,000,000
Long-term Debt, Gross															$ 630,000	4,000,000
Class of Warrant or Right, Outstanding					7,212,452	7,212,452	7,700,642	7,264,756
Warrants Expiration Date					May 15, 2013			May 15, 2013